Non-current and current financial debts	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2023 and 2022.

($ millions)	2023	2022
Non-current financial debts
Local facilities (Japan), floating rate debt due 2025	28	—
2.750% Series 2026 Notes	498	497
2.375% Series 2028 Notes	549	527
3.000% Series 2029 Notes	994	994
2.600% Series 2030 Notes	746	746
5.375% Series 2032 Notes	693	692
3.800% Series 2049 Notes	494	494
5.750% Series 2052 Notes	592	591
Revolving facility, floating rate due 2028	—	—
Total non-current financial debts	4,594	4,541

Current financial debts
Local facilities, floating rate:
Japan	82	69
All others	48	2
Other short-term financial debts, floating rate	5	26
Derivatives	10	10
Total current financial debts	145	107
Total financial debts	4,739	4,648
Interest expense recognized for Financial debts, excluding lease liabilities, was $162 million, $110 million and $95 million for the years ended December 31, 2023, 2022 and 2021, respectively. The weighted average interest rate on Financial debts was 3.5% and 2.7% in 2023 and 2022, respectively.
Series 2028 Notes issuance
On May 31, 2022, AFBV issued EUR denominated senior notes due in 2028 ("Series 2028 Notes"). The Series 2028 Notes are unsecured senior obligations of AFBV issued and closed in a public offering and rank equally in right of payment with the Series 2026, Series 2029, Series 2030 and Series 2049 notes. The total principal of the Series 2028 Notes is $553 million
(EUR500 million) as of December 31, 2023. The Series 2028 Notes were issued at 99.476% with 2.375% interest payable annually in May, beginning in May 2023. The Series 2028 Notes were issued at a discount totaling $3 million, which was recorded as a reduction to the carrying value of the Series 2028 Notes and will be amortized to Interest expense over the term of the Series 2028 Notes. AFBV incurred $3 million of debt issuance costs, which were recorded as a reduction to the carrying value of the Series 2028 Notes and will be amortized to Other financial income & expense over the term of the Series 2028 Notes.
On May 31, 2022, the funds borrowed through the issuance of the Series 2028 Notes were used to fully repay the $376 million (EUR350 million) Facility C term loan maturing in 2024 and repay $160 million of the $800 million Facility B term loan maturing in 2024. The transactions were accounted for as an extinguishment and partial extinguishment of a liability, respectively. Alcon recognized losses on extinguishment of $1 million associated with the write-off of unamortized deferred financing costs in Other financial income & expense during the second quarter of 2022.
2022 Bridge Loan Facility
On September 14, 2022, AFC executed a $900 million 2022 Bridge Loan Facility with J.P. Morgan Chase Bank, N.A. London Branch. The 2022 Bridge Loan Facility was fully guaranteed by the Company and was restricted for use in funding the acquisition of Aerie. On September 27, 2022, a Syndication Agreement was executed to add more financial institutions as new lenders, effective from September 28, 2022.
On November 21, 2022, in connection with the consummation of the Aerie acquisition, $775 million of the financing commitments were drawn with net proceeds of $771 million used for the acquisition of Aerie. AFC incurred $4 million of debt issuance costs, which were recorded as a reduction to the carrying value of the 2022 Bridge Loan Facility.
Series 2032 Notes and Series 2052 Notes issuance
On December 6, 2022, AFC issued senior notes due in 2032 ("Series 2032 Notes") and 2052 ("Series 2052 Notes"). The Series 2032 Notes and Series 2052 Notes are unsecured senior obligations of AFC issued and closed in a private offering and rank equally in right of payment with the Series 2026, Series 2028, Series 2029, Series 2030 and Series 2049 notes. The principal amounts of the Series 2032 Notes and Series 2052 Notes are $700 million and $600 million, respectively. The Series 2032 Notes and Series 2052 Notes were issued at a discount of $4 million and $2 million, respectively, which were recorded as a reduction to the carrying values of the Series 2032 Notes and Series 2052 Notes and will be amortized to Interest expense over the term of the notes. AFC incurred debt issuance costs of $4 million and $7 million for the Series 2032 Notes and Series 2052 Notes, respectively, which were recorded as a reduction to the carrying values of the Series 2032 Notes and Series 2052 Notes and will be amortized to Other financial income & expense over the term of the notes.
The Notes consist of the following:
•     Series 2032 Notes - $700 million due in 2032 issued at 99.458%, 5.375% interest is payable twice per year in December and June, beginning in June 2023.
•     Series 2052 Notes - $600 million due in 2052 issued at 99.674%, 5.750% interest is payable twice per year in December and June, beginning in June 2023.
Using the funds borrowed through the issuance of the Series 2032 Notes and Series 2052 Notes together with cash, the Company exercised its early redemption rights to fully repay the remaining $640 million Facility B term loan and to fully repay the drawn amount of $775 million under the 2022 Bridge Loan Facility, as required by the mandatory prepayment clause. Consequently, the undrawn commitment of the 2022 Bridge Loan Facility was cancelled. The transactions were accounted for as extinguishment of liabilities. Alcon recognized losses on extinguishment of $4 million associated with the write-off of unamortized deferred financing costs in Other financial income & expense during the fourth quarter of 2022.
Senior notes assumed in Aerie acquisition
As part of the Aerie acquisition, Alcon assumed Aerie's $316.2 million convertible senior notes due on October 1, 2024. The convertible notes were issued at 1.500% interest payable semi-annually on April 1 and October 1 of each year. Following the delisting of Aerie on November 21, 2022, the senior notes were no longer convertible to equity. On December 20, 2022, Alcon made payments of $316.0 million to note holders. As of December 31, 2023, $0.2 million remained outstanding.
Series 2030 Notes issuance
On May 27, 2020, AFC issued senior notes due in 2030 (“Series 2030 Notes”). The Series 2030 Notes are unsecured senior obligations of AFC issued in a private placement and rank equally in right of payment with the Series 2026, Series 2029, and Series 2049 notes. The total principal amount of the Senior 2030 Notes is $750 million. The Senior 2030 Notes were issued at 99.843% with 2.600% interest payable twice per year in May and November, beginning in November 2020. The Series 2030 Notes were issued at a discount totaling $1 million, which was recorded as a reduction to the carrying value of the Series 2030 Notes and will be amortized to Interest expense over the term of the Series 2030 Notes. AFC incurred $5 million of debt issuance costs, which were recorded as a reduction to the carrying value of the Series 2030 Notes and will be amortized to Other financial income & expense over the term of the Series 2030 Notes.
Revolving Credit Facility
On October 27, 2023, the Company and certain of its subsidiaries and a group of commercial banks entered into a refinancing agreement to replace the $1.0 billion unsecured committed multicurrency revolving credit facility maturing in March 2026. The new agreement consists of a $1.32 billion unsecured committed multicurrency revolving credit facility now maturing five years after the date of the agreement (the “Refinanced Revolving Facility Agreement”). The Refinanced Revolving Facility Agreement primarily bears interest rates equal to a term reference rate or a compounded reference rate, depending on currency, plus an applicable margin and a term reference rate credit adjustment spread, if applicable. It also includes relevant fallback mechanisms in case of rate unavailability. The Revolving Credit Facility remained undrawn as of December 31, 2023.
Local bilateral facilities
Alcon holds a number of local bilateral facilities in different countries with the largest share of borrowings in Japan. During the year ended December 31, 2022, changes in financial debts for local bilateral facilities primarily included the movement of balances from non-current to current and payment of certain local bilateral facilities in Japan. In addition, one local bilateral facility in Japan matured in February 2022 and was renewed for another one year term.
On February 14, 2023, three local bilateral facilities in Japan which matured in February 2023 were refinanced by three facilities with two year maturities. As of December 31, 2023, $82 million of the drawn local facilities balance was classified as current due to Alcon's expectation to settle the liabilities within twelve months of the balance sheet date. There was $49 million undrawn on the facilities in Japan as of December 31, 2023.
Guarantees
The Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes, the three local bilateral facilities in Japan and the undrawn Revolving Credit Facility are guaranteed by the Company.
Maturity of contractual undiscounted cash flows and interest payment commitments
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2023 and 2022:

	2023			2022
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	135	10	145	97	10	107
Between one and five years	1,081	—	1,081	500	—	500
Later than five years	3,550	—	3,550	4,083	—	4,083
Total contractual undiscounted cash flows	4,766	10	4,776	4,680	10	4,690
Unamortized debt discount and issuance costs	(37)	—	(37)	(42)	—	(42)
Total carrying value	4,729	10	4,739	4,638	10	4,648
The following table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2023 and 2022:

($ millions)	2023	2022
Not later than one year	167	169
Between one and five years	643	651
Later than five years	1,437	1,563
Total cash flows	2,247	2,383